BUSINESS COMBINATIONS - Acquisition of WAE (Details) $ in Thousands		1 Months Ended	12 Months Ended
	May 23, 2016 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Aug. 20, 2018 USD ($)	Jul. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 16, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Number of employees	40
Total consideration paid net of cash and cash equivalents acquired			$ 97,300	$ 4,137			$ 19,149
We Are Experience, Inc. (WAE US)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
We Are London Limited (WAE UK)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Additional consideration paid		$ 436
WAE
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	$ 19,851
Down payment	8,500
Contingent consideration	9,448				$ 5,000	$ 1,867		$ 5,000
Loss recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination				$ 1,038
Cash payable due to corporate tax savings			575
Working capital adjustment	1,352		1,357
Business combination, transaction costs			$ 515
We Are London Limited | WAE
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	12,131
We Are Experience, Inc. (WAE US) | WAE
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	$ 7,720